RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial instruments disclosures net position (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	$ (643)	$ (482)	$ (413)
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	322
Less: current portion	60
Long-term portion	262
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	965
Less: current portion	400
Long-term portion	565
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	(643)	(482)
Less: current portion	(340)	(221)
Long-term portion	(303)	(261)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	55
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	226
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	(171)	102
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	40
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	228
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	(188)	(422)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	32
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	56
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	(24)	(90)
Investments in debt and equity securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	195
Investments in debt and equity securities | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	0
Investments in debt and equity securities | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	195	330
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	0
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	455
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	$ (455)	$ (402)